UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Managed Futures Strategy Fund

(Class A: MHFAX)

(Class C: MHFCX)

(Class I: MHFIX)

SEMI-ANNUAL REPORT

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

AXS Managed Futures Strategy Fund

A series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	14
Supplemental Information	25
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Managed Futures Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 74.2%
	United States Treasury Note
$32,500,000	1.500%, 4/15/2020	$32,517,778
16,000,000	1.625%, 6/30/2020[1]	16,061,088
58,000,000	2.000%, 7/31/2020[1]	58,391,964
30,458,000	1.625%, 11/30/2020[1]	30,773,880
16,000,000	2.250%, 2/15/2021[1]	16,305,312
	TOTAL U.S. TREASURY NOTES
	(Cost $152,972,901)	154,050,022

Number of Shares
	SHORT-TERM INVESTMENTS — 4.1%
4,303,144	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.432%	4,303,144
4,299,486	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.900%	4,299,486
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,602,631)	8,602,630
	TOTAL INVESTMENTS — 78.3%
	(Cost $161,575,532)	162,652,652
	Other Assets in Excess of Liabilities — 21.7%	45,091,141
	TOTAL NET ASSETS — 100.0%	$207,743,793

PLC – Public Limited Company

US – United States

[1]	All or a portion of this security is segregated as collateral for swap agreement.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

SWAP CONTRACTS

Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Unrealized Appreciation (Depreciation)

Deutsche Bank	AXS Financial Futures Index	216,583,023	Receive	0.50% of Notional Value	1/31/22	$(19,109,044)
Deutsche Bank	AXS Physical Futures Index	298,864,598	Receive	0.50% of Notional Value	9/30/21	14,477,191
Morgan Stanley	Single CTA Program Total Return Swap	35,712,800	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	41,924
Morgan Stanley	ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio	24,446,292	Receive	0.45% of Notional Value	2/12/21	81,814
TOTAL SWAP CONTRACTS						$(4,508,115)

[1]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long (Short) Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
523	Eurodollar	Deutsche Bank	Mar-21	130,341,571	$195,552
538	2 year US Treasury Notes Future	Deutsche Bank	Jun-20	118,471,537	728,901
762	2 year Euro-Schatz Future	Deutsche Bank	Jun-20	93,819,950	(350,222)
446	3 month Sterling	Deutsche Bank	Mar-21	70,904,026	85,443
(327)	Euro-BUND Future	Deutsche Bank	Jun-20	61,946,860	851,056
142	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	38,929,262	(49,228)
195	3 month Sterling	Deutsche Bank	Dec-20	31,019,225	50,539
149	3 month Sterling	Deutsche Bank	Sep-20	23,575,247	22,883
84	3 month Euro (EURIBOR)	Deutsche Bank	Sep-20	23,096,420	(34,883)
112	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	20,764,015	(15,148)
126	3 month Sterling	Deutsche Bank	Jun-20	19,989,368	(9,274)
131	Euro-BOBL Future	Deutsche Bank	Jun-20	19,388,319	(230,055)
120	3 month Sterling	Deutsche Bank	Jun-21	19,082,061	36,984
117	3 month Sterling	Deutsche Bank	Sep-21	18,612,110	36,769
112	10 year Italian Bond Future	Deutsche Bank	Jun-20	17,271,198	(643,586)
57	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	15,578,548	(13,147)
54	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	14,773,246	(14,409)
74	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-20	13,529,671	12,580
41	3 month Euro (EURIBOR)	Deutsche Bank	Jun-21	11,279,862	(11,270)
135	3 year Australian Treasury Bond Future	Deutsche Bank	Jun-20	10,204,986	36,075
40	Eurodollar	Deutsche Bank	Dec-20	9,947,699	78,122
37	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	9,935,373	(8,898)
90	10 year Canadian Govt Bond Future	Deutsche Bank	Jun-20	9,866,572	(492,664)
39	Eurodollar	Deutsche Bank	Jun-21	9,709,637	77,139
37	Eurodollar	Deutsche Bank	Sep-21	8,980,109	68,753
2,887	DJ EURO STOXX Banks Future	Deutsche Bank	Jun-20	8,531,396	647,156
33	Eurodollar	Deutsche Bank	Sep-20	8,005,692	53,805
(58)	10 year US Treasury Notes Future	Deutsche Bank	Jun-20	7,990,336	122,909
(205)	DJ STOXX 600 Food & Beverage Future	Deutsche Bank	Jun-20	7,081,868	(772,969)
(51)	EUR/USD	Deutsche Bank	Jun-20	6,980,318	153,955
27	Eurodollar	Deutsche Bank	Jun-20	6,539,291	41,320
(41)	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-20	6,505,184	(2,038)
(50)	E-Mini S&P 500	Deutsche Bank	Jun-20	6,466,784	(472,303)
29	Ultra Long-Term T Bond Future	Deutsche Bank	Jun-20	6,365,500	574,094
30	30 year US Treasury Bonds Future	Deutsche Bank	Jun-20	5,345,877	217,589
(53)	SMI Future	Deutsche Bank	Jun-20	4,970,330	(883,715)
(25)	Long Gilt Future	Deutsche Bank	Jun-20	4,279,884	(2,632)
241	DJ STOXX 600 Automobiles & Parts Future	Deutsche Bank	Jun-20	4,093,905	496,683
(135)	EURO STOXX 50 Index Future	Deutsche Bank	Jun-20	4,019,289	(625,199)
32	5 year US Treasury Notes Future	Deutsche Bank	Jun-20	3,969,611	191,071
(49)	GBP/USD	Deutsche Bank	Jun-20	3,794,035	(84,906)
40	FTSE MIB Index Future	Deutsche Bank	Jun-20	3,657,819	394,883
(25)	Hang Seng Index	Deutsche Bank	Apr-20	3,646,559	(32,331)
(51)	CAD/USD	Deutsche Bank	Jun-20	3,572,930	111,805
13	3 month EuroSwiss	Deutsche Bank	Sep-20	3,292,021	(7,364)
20	3 month Sterling	Deutsche Bank	Dec-21	3,101,482	846
(23)	TOPIX Future	Deutsche Bank	Jun-20	2,934,809	(86,683)
33	SPI 200 Index	Deutsche Bank	Jun-20	2,714,890	73,097
36	IBEX-35 Future	Deutsche Bank	Apr-20	2,633,979	174,384
(43)	AUD/USD	Deutsche Bank	Jun-20	2,629,433	35,454

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long (Short) Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(1,309)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-20	229,012,232	$175,886
(1,351)	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-20	203,137,560	(420,638)
1,002	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-21	175,293,851	109,032
(486)	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	133,864,265	882
(862)	3 month Sterling	Deutsche Bank	Jun-20	133,385,768	(39,559)
643	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	112,506,839	(130,113)
616	3 month Sterling	Deutsche Bank	Sep-21	95,312,735	6,699
380	Eurodollar	Deutsche Bank	Dec-20	94,425,803	48,126
546	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-20	82,067,961	81,411
(292)	Eurodollar	Deutsche Bank	Mar-21	72,614,785	(60,853)
478	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	71,828,595	(10,697)
(289)	Eurodollar	Deutsche Bank	Jun-20	71,803,819	(34,925)
183	Eurodollar	Deutsche Bank	Jun-21	45,395,287	16,803
180	Eurodollar	Deutsche Bank	Sep-21	44,799,846	(6,406)
249	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-21	37,426,859	16,763
210	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-21	36,753,427	(10,396)
126	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	34,586,736	(843)
165	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-20	28,817,093	253,045
96	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	26,445,969	7,417
149	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-21	25,960,639	11,273
158	3 month Sterling	Deutsche Bank	Mar-21	24,456,003	(721)
(88)	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	24,013,799	2,642
193	2 year Euro-Schatz Future	Deutsche Bank	Jun-20	23,763,682	(61,209)
(675)	Brent Crude Monthly Future	Deutsche Bank	Jul-20	23,058,315	8,739,847
146	3 month Sterling	Deutsche Bank	Dec-20	22,577,398	(3,866)
522	Soybeans Future	Deutsche Bank	Mar-21	22,172,869	184,078
140	3 month Sterling	Deutsche Bank	Dec-21	21,688,434	50,051
96	2 year US Treasury Notes Future	Deutsche Bank	Jun-20	21,131,754	254,531
(456)	Soybeans Future	Deutsche Bank	Jul-20	20,203,869	237,736
237	3 year Australian Treasury Bond Future	Deutsche Bank	Jun-20	16,954,078	32,416
113	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-20	16,888,913	217,307
429	Brent Crude Monthly Future	Deutsche Bank	Oct-20	15,899,355	(1,001,300)
351	Soybeans Future	Deutsche Bank	May-20	15,495,690	(21,175)
79	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-21	13,669,891	(3,566)
(265)	NY Harbour ULSD Future	Deutsche Bank	Sep-20	12,652,244	77,226
46	3 month Euro (EURIBOR)	Deutsche Bank	Jun-22	12,638,493	(1,230)
51	Eurodollar	Deutsche Bank	Dec-22	12,477,100	57,282
44	3 month Euro (EURIBOR)	Deutsche Bank	Sep-22	11,878,000	(15,866)
(164)	CAD/USD	Deutsche Bank	Jun-20	11,520,236	254,209
83	10 year US Treasury Notes Future	Deutsche Bank	Jun-20	11,457,756	439,589
(258)	Soybeans Future	Deutsche Bank	Jan-21	11,219,127	(66,283)
301	Live Cattle Future	Deutsche Bank	Oct-20	11,193,265	(2,524,184)
72	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-21	10,754,430	(244)
67	Gold	Deutsche Bank	Jun-20	10,737,041	125,489
(252)	Soybeans Future	Deutsche Bank	May-21	10,639,812	(12,457)
68	3 month Sterling	Deutsche Bank	Jun-21	10,414,729	1,279
(162)	AUD/USD	Deutsche Bank	Jun-20	9,921,591	216,209
(434)	Cocoa Future	Deutsche Bank	Sep-20	9,868,200	1,253,438
(42)	Palladium	Deutsche Bank	Jun-20	9,532,291	(785,431)
(69)	EUR/USD	Deutsche Bank	Jun-20	9,487,725	16,671

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of Long (Short) Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
11	3 Month Euro Euribor Future	Morgan Stanley	Dec-21	1,251,974,408	$(6,068)
11	3 Month Euro Euribor Future	Morgan Stanley	Mar-22	1,251,807,074	(5,961)
11	3 Month Euro Euribor Future	Morgan Stanley	Sep-21	1,173,958,279	(5,978)
10	3 Month Euro Euribor Future	Morgan Stanley	Jun-21	1,095,720,337	(5,235)
10	3 Month Euro Euribor Future	Morgan Stanley	Jun-22	1,095,128,834	(5,118)
8	3 Month Euro Euribor Future	Morgan Stanley	Sep-22	938,431,136	(4,227)
7	3 Month Euro Euribor Future	Morgan Stanley	Dec-22	781,990,275	(3,822)
8	90 Day Euro Future	Morgan Stanley	Dec-21	767,131,550	15,977
11	90 Day Sterling Future	Morgan Stanley	Sep-21	654,775,822	91
11	90 Day Sterling Future	Morgan Stanley	Dec-21	654,589,521	228
6	90 Day Euro Future	Morgan Stanley	Mar-22	627,691,583	12,659
10	90 Day Sterling Future	Morgan Stanley	Jun-21	611,308,357	(69)
9	90 Day Sterling Future	Morgan Stanley	Mar-22	567,303,904	144
6	90 Day Euro Future	Morgan Stanley	Sep-21	558,737,365	9,843
6	90 Day Euro Future	Morgan Stanley	Jun-22	558,659,730	8,908
5	3 Month Euro Euribor Future	Morgan Stanley	Mar-21	547,969,129	(2,754)
(5)	90 Day Euro Future	Morgan Stanley	Dec-20	488,509,224	(9,145)
8	90 Day Sterling Future	Morgan Stanley	Jun-22	479,939,383	98
(35)	Euro-Schatz Future	Morgan Stanley	Jun-20	428,381,627	9,181
4	90 Day Euro Future	Morgan Stanley	Sep-22	419,230,350	5,721
6	90 Day Sterling Future	Morgan Stanley	Sep-22	392,671,302	(51)
4	90 Day Euro Future	Morgan Stanley	Jun-21	350,981,908	1,855
4	90 Day Euro Future	Morgan Stanley	Dec-22	349,626,820	3,656
6	90 Day Sterling Future	Morgan Stanley	Mar-21	349,350,686	57
6	90 Day Sterling Future	Morgan Stanley	Dec-22	349,063,561	(321)
(4)	90 Day Euro Future	Morgan Stanley	Mar-21	348,998,680	(6,859)
(6)	90 Day Bank Bill Future	Morgan Stanley	Jun-20	344,178,600	(3,514)
(2)	JPN 10Y Bond(Ose) Future	Morgan Stanley	Jun-20	302,670,030	22,838
(2)	3 Month Euro Euribor Future	Morgan Stanley	Dec-20	234,418,075	115
2	3 Month Euro Euribor Future	Morgan Stanley	Mar-23	234,363,595	(709)
(34)	AUD/USD Currency Future	Morgan Stanley	Jun-20	217,823,338	99,335
(3)	Bank Accept Future	Morgan Stanley	Jun-20	197,540,286	(3,990)
3	90 Day Sterling Future	Morgan Stanley	Dec-20	174,702,740	(216)
(16)	JPN Yen Curr Future	Morgan Stanley	Jun-20	171,137,557	(49,308)
(22)	C$ Currency Future	Morgan Stanley	Jun-20	151,313,572	(39,746)
8	Euro-Bund Future	Morgan Stanley	Jun-20	149,412,094	(18,579)
11	Us 10Yr Note Future	Morgan Stanley	Jun-20	141,242,119	54,399
2	90 Day Bank Bill Future	Morgan Stanley	Dec-20	129,480,140	238
2	90 Day Bank Bill Future	Morgan Stanley	Mar-21	129,436,764	376
6	US 2Yr Note Future	Morgan Stanley	Jun-20	124,380,162	(98)
(10)	US 5Yr Note Future	Morgan Stanley	Jun-20	120,390,879	(33,544)
16	AUD 10Y Bond Future	Morgan Stanley	Jun-20	98,998,412	1,912
(1)	Bank Accept Future	Morgan Stanley	Sep-20	98,560,807	(2,732)
16	AUD 3Yr Bond Future	Morgan Stanley	Jun-20	95,062,714	2,021
6	US Long Bond Future	Morgan Stanley	Jun-20	94,117,302	68,908
1	90 Day Sterling Future	Morgan Stanley	Mar-23	87,228,631	(20)
(1)	NZD 3 Month Bill	Morgan Stanley	Jun-20	83,232,223	(1,111)
(1)	Euro Chf 3 Month Ice	Morgan Stanley	Jun-20	73,890,860	309
(1)	Euro Chf 3 Month Ice	Morgan Stanley	Sep-20	73,817,556	71
7	CAN 10Yr Bond Fut	Morgan Stanley	Jun-20	73,691,213	(185)

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of Long (Short) Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
20	90 Day Sterling Future	Morgan Stanley	Dec-21	1,537,145,178	$(174)
4	90 Day Sterling Future	Morgan Stanley	Dec-21	307,336,463	152
4	90 Day Sterling Future	Morgan Stanley	Dec-21	307,099,501	628
(16)	US 10 Yr Note Future	Morgan Stanley	Jun-20	219,364,741	(21,852)
2	90 Day Sterling Future	Morgan Stanley	Dec-21	153,652,039	108
9	Euro Fx Currency Future	Morgan Stanley	Jun-20	122,096,453	22,104
7	Euro Fx Currency Future	Morgan Stanley	Jun-20	94,752,796	19,303
14	AUD/USD Currency Future	Morgan Stanley	Jun-20	83,990,695	20,113
1	90 Day Sterling Future	Morgan Stanley	Dec-21	76,827,510	51
1	90 Day Sterling Future	Morgan Stanley	Dec-21	76,755,990	195
5	Euro Fx Currency Future	Morgan Stanley	Jun-20	67,784,050	12,753
7	C$ Currency Future	Morgan Stanley	Jun-20	48,618,768	11,127
6	Silver Future	Morgan Stanley	May-20	43,376,418	(9,084)
7	AUD/USD Currency Future	Morgan Stanley	Jun-20	41,401,144	15,999
6	Silver Future	Morgan Stanley	May-20	37,209,300	52,587
5	AUD/USD Currency Future	Morgan Stanley	Jun-20	29,000,682	17,143
5	NY Harbor ULSD Future	Morgan Stanley	May-20	22,576,520	(15,450)
(3)	CAN 10 Yr Bond Future	Morgan Stanley	Jun-20	22,117,217	(2,410)
3	C$ Currency Future	Morgan Stanley	Jun-20	21,006,507	3,070
3	New Zealand $ Future	Morgan Stanley	Jun-20	17,724,841	1,222
12	Sugar #11 (World)	Morgan Stanley	May-20	14,783,482	(7,790)
(2)	CAN 10 Yr Bond Future	Morgan Stanley	Jun-20	14,767,028	(1,294)
2	C$ Currency Future	Morgan Stanley	Jun-20	14,158,296	507
2	C$ Currency Future	Morgan Stanley	Jun-20	13,867,820	3,412
1	Euro Fx Currency Future	Morgan Stanley	Jun-20	13,777,818	341
1	Euro Fx Currency Future	Morgan Stanley	Jun-20	13,509,411	3,025
8	Soybean Oil Future	Morgan Stanley	May-20	12,236,416	7,284
(1)	CAN 10 Yr Bond Future	Morgan Stanley	Jun-20	7,389,573	(562)
(1)	CAN 10 Yr Bond Future	Morgan Stanley	Jun-20	7,388,058	(583)
1	Silver Future	Morgan Stanley	May-20	6,473,208	6,048
1	AUD/USD Currency Future	Morgan Stanley	Jun-20	6,018,895	1,241
1	Silver Future	Morgan Stanley	May-20	6,013,833	10,642
1	New Zealand $ Future	Morgan Stanley	Jun-20	5,827,265	1,217
3	Soybean Oil Future	Morgan Stanley	May-20	4,541,843	3,200
1	NY Harbor ULSD Future	Morgan Stanley	May-20	4,531,924	(3,256)
1	NY Harbor ULSD Future	Morgan Stanley	May-20	4,524,308	(3,180)
1	Coffee 'C' Future	Morgan Stanley	May-20	4,160,719	3,224
(1)	AUST 10 Yr Bond Future	Morgan Stanley	Jun-20	3,750,153	(1,006)
2	Soybean Oil Future	Morgan Stanley	May-20	3,173,247	680
2	Soybean Oil Future	Morgan Stanley	May-20	3,106,469	1,347
2	Soybean Oil Future	Morgan Stanley	May-20	3,102,334	1,389
1	Soybean Oil Future	Morgan Stanley	May-20	1,592,608	280
1	Sugar #11 (World)	Morgan Stanley	May-20	1,260,395	(934)
4	Gold 100 Oz Future	Morgan Stanley	Jun-20	667,247	(28,607)
4	JPN Yen Currency Future	Morgan Stanley	Jun-20	407,009	(4,593)
2	Gold 100 Oz Future	Morgan Stanley	Jun-20	327,297	(7,977)
7	SPI 200 Futures	Morgan Stanley	Jun-20	324,282	22,639
8	Natural Gas Future	Morgan Stanley	May-20	133,360	(2,160)
1	JPN Yen Currency Future	Morgan Stanley	Jun-20	99,031	1,998
1	FTSE 100 Index Future	Morgan Stanley	Jun-20	80,052	5,547

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
U.S. Treasury Notes	74.2%
Short-Term Investments	4.1%
Total Investments	78.3%
Other Assets in Excess of Liabilities	21.7%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $161,575,532)	$162,652,652
Cash	14,491,157
Cash deposited with brokers for open swap contracts	33,391,432
Unrealized appreciation on open swap contracts	14,600,929
Receivables:
Fund shares sold	188,384
Dividends and Interest	705,955
Due from Broker - swap contracts	1,296,225
Prepaid expenses and other assets	81,745
Total assets	227,408,479

Liabilities:
Unrealized depreciation on open swap contracts	19,109,044
Payables:
Fund shares redeemed	210,812
Advisory fees	263,866
Distribution fees - Class A & Class C (Note 7)	32,508
Fund administration and accounting fees	19,118
Transfer agent fees and expenses	10,479
Auditing fees	7,620
Chief Compliance Officer fees	4,045
Trustees' fees and expenses	2,645
Sub-transfer agent fees and expenses	1,950
Legal fees	1,390
Shareholder reporting fees	729
Accrued other expenses	480
Total liabilities	19,664,686

Net Assets	$207,743,793

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$357,133,087
Total accumulated deficit	(149,389,294)
Net Assets	$207,743,793

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$22,980,540
Shares of beneficial interest issued and outstanding	3,335,891
Redemption price per share	$6.89
Maximum sales charge (5.75% of offering price)*	0.42
Maximum offering price to public	7.31

Class C Shares:
Net assets applicable to shares outstanding	$15,304,565
Shares of beneficial interest issued and outstanding	2,346,732
Redemption price per share	$6.52

Class I Shares:
Net assets applicable to shares outstanding	$169,458,689
Shares of beneficial interest issued and outstanding	24,281,589
Redemption price per share	$6.98

*	On sales of $1 million or more, the sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Interest	$1,945,493
Total investment income	1,945,493

Expenses:
Advisory fees	1,737,380
Distribution fees - Class C (Note 7)	94,506
Distribution fees - Class A (Note 7)	37,842
Fund administration and accounting fees	88,854
Sub-transfer agent fees and expenses	88,297
Transfer agent fees and expenses	20,110
Custody fees	2,704
Registration fees	33,583
Shareholder reporting fees	24,379
Legal fees	18,879
Chief Compliance Officer fees	13,240
Auditing fees	13,195
Trustees' fees and expenses	8,980
Miscellaneous	4,566
Insurance fees	3,086
Total expenses	2,189,601
Advisory fees waived	(29,810)
Net expenses	2,159,791
Net investment loss	(214,298)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	31
Swap contracts	(3,891,158)
Net realized loss	(3,891,127)
Net change in unrealized appreciation/depreciation on:
Investments	663,177
Swap contracts	(35,220,738)
Net change in unrealized appreciation/depreciation	(34,557,561)
Net realized and unrealized loss	(38,448,688)

Net Decrease in Net Assets from Operations	$(38,662,986)

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(214,298)	$815,643
Net realized loss on investments and swap contracts	(3,891,127)	(1,024,761)
Net change in unrealized appreciation/depreciation on investments and swap contracts	(34,557,561)	33,159,854
Net increase (decrease) in net assets resulting from operations	(38,662,986)	32,950,736

Distributions to Shareholders:
Distributions:
Class A	(3,820,322)	-
Class C	(2,289,792)	-
Class I	(23,275,187)	-
Total distributions to shareholders	(29,385,301)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	4,406,706	13,960,318
Class C	628,142	1,308,686
Class I	38,333,598	77,828,944
Reinvestment of distributions:
Class A	3,679,349	-
Class C	2,204,352	-
Class I	21,976,827	-
Cost of shares redeemed:
Class A1	(9,762,698)	(16,410,678)
Class C2	(3,126,934)	(11,084,581)
Class I3	(37,536,789)	(105,192,837)
Net increase (decrease) in net assets from capital transactions	20,802,553	(39,590,148)

Total decrease in net assets	(47,245,734)	(6,639,412)

Net Assets:
Beginning of period	254,989,527	261,628,939
End of period	$207,743,793	$254,989,527

Capital Share Transactions:
Shares sold:
Class A	545,240	1,677,375
Class C	77,741	172,267
Class I	4,703,460	9,489,643
Shares reinvested:
Class A	472,317	-
Class C	298,288	-
Class I	2,785,403	-
Shares redeemed:
Class A	(1,267,579)	(1,982,982)
Class C	(412,671)	(1,406,448)
Class I	(4,668,507)	(12,811,109)
Net increase (decrease) in capital share transactions	2,533,692	(4,861,254)

[1]	Net of redemption fee proceeds of $7,860 and $1,271, respectively.
[2]	Net of redemption fee proceeds of $30 and $1, respectively.
[3]	Net of redemption fee proceeds of $16,342 and $2,591, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2020	For the Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.24	$8.08	$8.05	$8.82	$9.57	$9.45
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	0.02	(0.08)	(0.12)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	(1.26)	1.14	0.11	(0.36)	0.44	1.10
Total from investment operations	(1.27)	1.16	0.03	(0.48)	0.37	1.02

Less Distributions:
From net investment income	(1.08)	-	-	(0.11)	(1.11)	(0.86)
From net realized gain	-	-	-	(0.04)	(0.01)	(0.04)
From return of capital	-	-	-	(0.14)	-	-
Total distributions	(1.08)	-	-	(0.29)	(1.12)	(0.90)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$6.89	$9.24	$8.08	$8.05	$8.82	$9.57

Total return[4]	(15.11)%[6]	14.36%	0.37%	(5.67)%	4.48%	11.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,980	$33,150	$31,434	$72,169	$116,245	$121,148

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.96%[7]	1.91%	1.93%	1.97%	2.00%	1.97%
After fees waived and expenses absorbed[5]	1.93%[7]	1.94%	1.95%	1.95%	1.88%	1.87%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.34)%[7]	0.24%[8]	(0.99)%[8]	(1.48)%[8]	(0.93)%[8]	(0.95)%[8]
After fees waived and expenses absorbed[2]	(0.31)%[7]	0.21%	(1.01)%	(1.46)%	(0.81)%	(0.85)%

Portfolio turnover rate	12%[6]	11%	75%	78%	20%	0%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.
[8]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2020	For the Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.77	$7.72	$7.75	$8.50	$9.26	$9.17
Income from Investment Operations:
Net investment loss[1,2]	(0.04)	(0.04)	(0.13)	(0.18)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	(1.21)	1.09	0.10	(0.35)	0.43	1.06
Total from investment operations	(1.25)	1.05	(0.03)	(0.53)	0.29	0.91

Less Distributions:
From net investment income	(1.00)	-	-	(0.04)	(1.04)	(0.78)
From net realized gain	-	-	-	(0.04)	(0.01)	(0.04)
From return of capital	-	-	-	(0.14)	-	-
Total distributions	(1.00)	-	-	(0.22)	(1.05)	(0.82)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$6.52	$8.77	$7.72	$7.75	$8.50	$9.26

Total return[4]	(15.57)%[6]	13.60%	(0.39)%	(6.41)%	3.69%	10.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,305	$20,892	$27,921	$32,203	$45,572	$41,990

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.71%[7]	2.66%	2.68%	2.73%	2.75%	2.72%
After fees waived and expenses absorbed[5]	2.68%[7]	2.69%	2.70%	2.70%	2.63%	2.62%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(1.09)%[7]	(0.51)%[8]	(1.67)%[8]	(2.24)%[8]	(1.69)%[8]	(1.71)%[8]
After fees waived and expenses absorbed[2]	(1.06)%[7]	(0.54)%	(1.69)%	(2.21)%	(1.57)%	(1.61)%

Portfolio turnover rate	12%[6]	11%	75%	78%	20%	0%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSD" of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.
[8]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2020	For the Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.36	$8.16	$8.12	$8.89	$9.64	$9.52
Income from Investment Operations:
Net investment income (loss)[1,2]	- [3]	0.04	(0.05)	(0.10)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	(1.28)	1.16	0.09	(0.36)	0.45	1.11
Total from investment operations	(1.28)	1.20	0.04	(0.46)	0.40	1.05

Less Distributions:
From net investment income	(1.10)	-	-	(0.13)	(1.14)	(0.89)
From net realized gain	-	-	-	(0.04)	(0.01)	(0.04)
From return of capital	-	-	-	(0.14)	-	-
Total distributions	(1.10)	-	-	(0.31)	(1.15)	(0.93)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$6.98	$9.36	$8.16	$8.12	$8.89	$9.64

Total return[4]	(15.03)%[6]	14.71%	0.49%	(5.37)%	4.73%	11.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$169,459	$200,948	$202,274	$152,690	$159,985	$121,119

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.71%[7]	1.66%	1.67%	1.74%	1.74%	1.72%
After fees waived and expenses absorbed[5]	1.68%[7]	1.69%	1.70%	1.70%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.09)%[7]	0.49%[8]	(0.59)%[8]	(1.26)%[8]	(0.70)%[8]	(0.70)%[8]
After fees waived and expenses absorbed[2]	(0.06)%[7]	0.46%	(0.62)%	(1.22)%	(0.59)%	(0.60)%

Portfolio turnover rate	12%[6]	11%	75%	78%	20%	0%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.
[8]	Unaudited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Note 1 – Organization

AXS Managed Futures Strategy Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

The tax-free reorganization was accomplished on January 24, 2020, but the Fund commenced investment operations on January 27, 2020 with Class A, Class C, and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox MutualHedge Futures Strategy Fund (the “Predecessor Fund”), a series of Northern Lights Fund Trust, which offered three class of shares, Class A, Class C, and Class I shares. On December 20, 2019, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Managed Futures Strategy Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Northern Lights Fund Trust Board on June 17, 2019.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	3,732,844	$29,812,110
Class C	2,500,224	18,932,788
Class I	24,003,504	194,134,986

The net unrealized appreciation of investments transferred was $17,640,221 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was January 12, 2010. As of March 31, 2020, net assets of the Fund were $207,747,930, of which $44,507,670, or approximately 21.4%, represented the Fund’s ownership of the shares of the Subsidiary.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Swaps

The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund enters into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement. These costs are not reflected in the Consolidated Statement of Operations, are deducted from the return of any such derivative instrument and, therefore, represent an indirect cost of investment in the Fund.

(c) Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, to hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of the fund except where allocation of direct expenses to the fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2020, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(f) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Counterparty Risk

The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or Trading Company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). The Advisor has engaged Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) to manage the Fund’s overall investment program, including management of the assets of the Fund’s Subsidiary, and pays the Sub-Advisor from its advisory fees.

Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.45% of the Fund’s average daily net assets. The investment management fees included a management fee paid to the Advisor by the Fund’s Subsidiary at the annual rate of 1.45% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary. This undertaking may not be terminated by the Advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. Prior to the close of business on January 24, 2020 (the Reorganization Date), investment advisory services were provided to the Predecessor Fund by Equinox Institutional Asset Management, LP (the “Previous Advisor”), which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the Predecessor Fund. The investment advisory fees, which were computed daily and paid monthly, were payable at the annual rate of 1.45% of the Predecessor Fund’s average daily net assets.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.95%, 2.70% and 1.70% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement is in effect until November 9, 2021, and it may be terminated before that date only by the Trust's Board of Trustees.

Prior to the close of business on January 24, 2020 (the Reorganization Date), the annual Fund operating expense limitation was 1.95%, 2.70% and 1.70% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively.

For the six months ended March 31, 2020, the Previous Advisor waived advisory fees totaling $29,810 for the Fund. This amount is not recoupable. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to the close of business on January 24, 2020 (the Reorganization Date), Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as the Predecessor Fund’s administrator, fund accountant, and transfer agent and U.S. Bank N.A. served as the Predecessor Fund’s Custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2020, are reported on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on January 24, 2020, NLD served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on January 24, 2020 (the Reorganization Date), Northern Lights Compliance Services, LLC served as the CCO to the Northern Lights Funds Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2020, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$166,083,647
Gross unrealized appreciation	15,859,018
Gross unrealized depreciation	(19,290,013)
Net unrealized depreciation on investments	$(3,430,995)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$27,725,036
Undistributed long-term capital gains	-
Tax accumulated earnings	27,725,036

Capital Loss Carry Forwards	(350,064)
Other Book/Tax Differences	(109,129,921)
Unrealized appreciation on investments	413,943
Total accumulated earnings	$(81,341,006)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2020 and for the year ended September 30, 2019, the Fund received $24,232 and $3,863, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and short-term U.S. Government securities, were $96,657,426 and $137,497,869, respectively.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

Prior to the close of business on January 24, 2020 (the Reorganization Date), the Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A and C shares. Pursuant to the Plan, the Predecessor Fund paid NLD at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to Class A and C shares, respectively. Class I shares did not pay any distribution fees.

For the period October 1, 2019 to January 24, 2020, the Predecessor Fund paid NLD $86,654 with respect to Class A and Class C shares under the Predecessor Fund’s distribution plan. For the six months ended March 31, 2020, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
U.S. Treasury Notes	$-	$154,050,022	$-	$154,050,022
Short-Term Investments	8,602,630	-	-	8,602,630
Total Investments	$8,602,630	$154,050,022	$-	$162,652,652
Unrealized appreciation on open swap contracts	$-	$14,600,929	$-	$14,600,929
Total Assets	$-	$14,600,929	$-	$14,600,929

Liabilities
Unrealized depreciation on open swap contracts	$-	$19,109,044	$-	$19,109,044
Total Liabilities	$-	$19,109,044	$-	$19,109,044

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and swap contracts during the six months ended March 31, 2020.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2020, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Value
Other Contracts	Unrealized appreciation on open swap contracts	$14,600,929	$-
Other Contracts	Unrealized depreciation on open swap contracts	$-	19,109,044

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2020, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Other Contracts	Open Swap Contracts	$(3,891,158)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Other Contracts	Open Swap Contracts	$(35,220,738)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2020, are as follows:

Derivatives not designated as hedging instruments			Total
Other Contracts	Open Swap Contracts	Average Notional Amount	$656,450,734

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	Deutsche Bank	$19,109,044	$14,477,191	$4,631,853	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2020, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Raymond James	59.3

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

AXS Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 18, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Ampersand Investment Management, LLC (the “Sub-Advisor”) with respect to the AXS Managed Futures Strategy Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Equinox MutualHedge Futures Strategy Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-, three-, and five-year periods ended April 30, 2019; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Managed Futures fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered that as a newly organized investment advisor, AXS did not manage any assets and had no performance history. The Board considered, however, the performance of the Predecessor Fund. The meeting materials indicated that the annualized total returns of the Predecessor Fund were higher than the Peer Group and Fund Universe median returns and the BarclayHedge BTOP50 Index return, but below the return of the S&P 500 Index (by 7.23%) for the five-year period. For the three-year period, the annualized total returns of the Predecessor Fund were higher than the Fund Universe median return and the BarclayHedge BTOP50 Index return, the same as the Peer Group median return, and below the S&P 500 Index return (by 14.68%). For the one-year period, the total return of the Predecessor Fund was higher than the Fund Universe median return and the BarclayHedge BTOP50 Index return, but below the Peer Group median return (by 0.13%) and the S&P 500 Index return (by 12.67%). The Trustees considered that the Predecessor Fund had received a four-star rating from Morningstar in 2018 and 2019.

AXS Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board considered that as a newly organized investment advisor, the Investment Advisor did not manage any assets and had no performance history. The Board considered, however, the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, the same as the advisory fee of the Predecessor Fund, and higher than the Fund Universe median by 0.20%. The Trustees considered that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group median, but higher than the Fund Universe median by 0.10%. The Trustees noted that the Fund’s estimated annual total expenses were not in the highest quartile of funds in the Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets. The Board considered that the Investment Advisor anticipated it would realize a profit with respect to the Fund, and it determined that the profit was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

AXS Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Ampersand Investment Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Predecessor Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Trustees noted that the Sub-Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed sub-advisory fee with those of other similar accounts of the Sub-Advisor. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

AXS Managed Futures Strategy Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/1/19	3/31/20	10/1/19 – 3/31/20
Class A*	Actual Performance	$1,000.00	$848.90	$8.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.35	9.73
Class C*	Actual Performance	1,000.00	844.30	12.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.60	13.48
Class I*	Actual Performance	1,000.00	849.70	7.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.60	8.47

*	Expenses are equal to the Fund’s annualized expense ratios of 1.93%, and 2.68%, and 1.68% for Class A, Class C, and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Managed Futures Strategy Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Ampersand Investment Management, LLC

47 Hulfish Street, Suite 510

Princeton, New Jersey 08542

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Managed Futures Strategy Fund – Class A	MHFAX	46141T 521
AXS Managed Futures Strategy Fund – Class C	MHFCX	46141T 513
AXS Managed Futures Strategy Fund – Class I	MHFIX	46141T 489

Privacy Principles of the AXS Managed Futures Strategy Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Managed Futures Strategy Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Managed Futures Strategy Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2020